FSS2 P-1
                        SUPPLEMENT DATED JANUARY 20, 2004
                              TO THE PROSPECTUS OF
                            FRANKLIN STRATEGIC SERIES
  (FRANKLIN BIOTECHNOLOGY DISCOVERY FUND, FRANKLIN TECHNOLOGY FUND, FRANKLIN
                            GLOBAL HEALTH CARE FUND,
     FRANKLIN GLOBAL COMMUNICATIONS FUND, FRANKLIN NATURAL RESOURCES FUND)
                             DATED SEPTEMBER 1, 2003

The prospectus is amended as follows:

I. The section "Management" for the Franklin Technology Fund on page 27 is replaced with the following:

 MANAGEMENT

 Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $322 billion in assets.

 The team responsible for the Fund's management is:

 JOHN P. SCANDALIOS, VICE PRESIDENT OF ADVISERS

 Mr. Scandalios has been a manager of the Fund since December 2003. He joined Franklin Templeton Investments in 1996.

 ROBERT DEAN CFA, VICE PRESIDENT OF ADVISERS

 Mr. Dean has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in February 1995.

 CONRAD B. HERRMANN CFA, SENIOR VICE PRESIDENT OF ADVISERS

 Mr. Herrmann has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1989.

 The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2003, management fees, before any reduction, were 0.55% of the Fund's average net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.53% of its average net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

II. The section "Management" for the Franklin Global Communications Fund on page 57 is replaced with the following:

 MANAGEMENT
 Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $322 billion in assets.

 The team responsible for the Fund's management is:

 GRANT BOWERS, VICE PRESIDENT OF ADVISERS

 Mr. Bowers has been a manager of the Fund since 2002. He joined Franklin Templeton Investments in 1993.

 CHRISTOPHER GRISANTI CFA, PORTFOLIO MANAGER OF ADVISERS

 Mr. Grisanti has been a manager of the Fund since December 2003. He joined Franklin Templeton Investments in 1998.

 ALEX PETERS, VICE PRESIDENT OF ADVISERS

 Mr. Peters has been a manager of the Fund since 1998. He joined Franklin Templeton Investments in 1992.

 The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended April 30, 2003, management fees, before any reduction, were 0.63% of the Fund's average daily net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.59% of its average daily net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

               Please keep this supplement for future reference.